Consolidated income statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated income statements [Abstract]
Revenue	$ 1,013,260	$ 1,011,452	$ 1,043,822
Other operating income	99,525	93,774	132,557
Employee benefit expenses	(54,464)	(32,246)	(15,130)
Depreciation, amortization, and impairment charges	(408,604)	(310,755)	(362,697)
Other operating expenses	(276,666)	(261,776)	(310,642)
Operating profit	373,051	500,449	487,910
Financial income	7,052	4,121	36,444
Financial expense	(378,386)	(407,990)	(425,019)
Net exchange differences	(1,351)	2,674	1,597
Other financial income/(expense), net	40,875	(1,153)	(8,235)
Financial expense, net	(331,810)	(402,348)	(395,213)
Share of profit of associates carried under the equity method	510	7,457	5,231
Profit before income tax	41,751	105,558	97,928
Income tax expense	(24,877)	(30,950)	(42,659)
Profit for the period	16,874	74,608	55,269
Profit attributable to non-controlling interests	(4,906)	(12,473)	(13,673)
Profit for the period attributable to the Company	$ 11,968	$ 62,135	$ 41,596
Weighted average number of ordinary shares outstanding (in shares) - basic	101,879	101,063	100,217
Weighted average number of ordinary shares outstanding (in shares) - diluted	103,392	101,063	100,217
Basic earnings per share (in dollars per share)	$ 0.12	$ 0.61	$ 0.42
Diluted earnings per share (in dollars per share)	$ 0.12	$ 0.61	$ 0.42